Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (296,433)	$ (605,890)
Changes in Operating Assets and Liabilities:
(Increase) in prepaid expense	(3,102)	(3,645)
Increase (Decrease) in accrued liabilities	99,861	86,682
Increase in accrued payroll of officer	197,655	213,465
Net Cash Used in Operating Activities	(2,019)	(309,388)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash received from the officer	2,000	0
Cash proceeds from sale of common stock	0	130,000
Cash received from stock subscriptions received in advance	0	139,000
Cash proceeds from stock subscriptions receivable	0	10,000
Net Cash Provided By Financing Activities	2,000	279,000
Net (Decrease) Increase in Cash	(19)	(30,388)
Cash - Beginning of the Period	28	30,514
Cash - End of the Period	9	126
Supplemental Disclosures of Cash Flows
Cash paid for Interest	0	0
Cash paid for income taxes	$ 0	$ 0